Commitments and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
Liability for discounted and transferred recourse receivables	¥ 406
Maximum amount of undiscounted payments under guarantee	94,776
Commitments for capital investment outstanding	¥ 13,100
Employees with Housing Loan | Minimum
Commitments and Contingencies Disclosure [Line Items]
Contract terms under guarantee	10 years
Employees with Housing Loan | Maximum
Commitments and Contingencies Disclosure [Line Items]
Contract terms under guarantee	30 years
Loans Related to Affiliated Companies, Customers and Other Companies | Minimum
Commitments and Contingencies Disclosure [Line Items]
Contract terms under guarantee	1 year
Loans Related to Affiliated Companies, Customers and Other Companies | Maximum
Commitments and Contingencies Disclosure [Line Items]
Contract terms under guarantee	11 years